Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies [Abstract]
Disclosure of subsidiaries
The principal subsidiaries of the Company and their geographic locations at December 31, 2018 were as follows:

Subsidiary	Location	Ownership Interest	Accounting	Operations and Development Projects Owned
Pan American Silver Huaron S.A.	Peru	100%	Consolidated	Huaron mine
Compañía Minera Argentum S.A.	Peru	92%	Consolidated	Morococha mine
Minera Corner Bay S.A. de C.V.	Mexico	100%	Consolidated	Alamo Dorado mine
Plata Panamericana S.A. de C.V.	Mexico	100%	Consolidated	La Colorada mine
Compañía Minera Dolores S.A. de C.V.	Mexico	100%	Consolidated	Dolores mine
Minera Tritón Argentina S.A.	Argentina	100%	Consolidated	Manantial Espejo mine & Cap-Oeste Sur Este ("COSE") project
Minera Joaquin S.R.L.	Argentina	100%	Consolidated	Joaquin project
Pan American Silver (Bolivia) S.A.	Bolivia	95%	Consolidated	San Vicente mine
Minera Argenta S.A.	Argentina	100%	Consolidated	Navidad Project

Disclosure of joint ventures
The principal subsidiaries of the Company and their geographic locations at December 31, 2018 were as follows:

Subsidiary	Location	Ownership Interest	Accounting	Operations and Development Projects Owned
Pan American Silver Huaron S.A.	Peru	100%	Consolidated	Huaron mine
Compañía Minera Argentum S.A.	Peru	92%	Consolidated	Morococha mine
Minera Corner Bay S.A. de C.V.	Mexico	100%	Consolidated	Alamo Dorado mine
Plata Panamericana S.A. de C.V.	Mexico	100%	Consolidated	La Colorada mine
Compañía Minera Dolores S.A. de C.V.	Mexico	100%	Consolidated	Dolores mine
Minera Tritón Argentina S.A.	Argentina	100%	Consolidated	Manantial Espejo mine & Cap-Oeste Sur Este ("COSE") project
Minera Joaquin S.R.L.	Argentina	100%	Consolidated	Joaquin project
Pan American Silver (Bolivia) S.A.	Bolivia	95%	Consolidated	San Vicente mine
Minera Argenta S.A.	Argentina	100%	Consolidated	Navidad Project

Summary of classification and measurement of financial assets before and after adoption of IFR 9
The following table summarizes the classification and measurement of the Company’s financial assets prior to January 1, 2018 in accordance with IAS 39, compared to the new classification as of January 1, 2018, in accordance with IFRS 9:

Financial Asset	IAS 39 Classification / Measurement	IFRS 9 Classification and Measurement
Cash and cash equivalents	Loans and receivables / Amortized cost	Amortized cost
Short-term investments - equity securities	Available-for-sale / FVTOCI	FVTPL
Short-term investments - other than equity securities	Available-for-sale / FVTOCI	FVTOCI
Trade receivables from provisional concentrates sales	FVTPL	FVTPL
Receivable not arising from sale of metal concentrates	Loans and receivables / Amortized cost	Amortized cost
Derivative financial assets	Held-for-trading / FVTPL	FVTPL